Related party transactions	6 Months Ended
Mar. 31, 2022
Related party transactions
Related party transactions

Note 15 — Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of related party	Relationship to the Company	Nature of transactions
Forasen Group Co., Ltd. (“Forasen Group”)	Owned by Mr Zhengyu Wang, the Chairman of Board of Directors of the Company	Purchases from the Company
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr Zhengyu Wang and Ms Yefang Zhang, CEO of the Company	Lease factory building to the Company; purchases from the Company
Hangzhou Forasen Technology Co., Ltd	Controlled by Mr. Zhengyu Wang	Sublease of office space from the Company.
Xinyang Wang	Shareholder of Nongyuan Network	Provide a real property as additional security for a short-term bank.
Dehong Zhang	CEO of the Company, Yefang Zhang’s brother	Provide a guarantee as an additional security for a revolving loan

Note 15 — Related party transactions (continued)

Due from related parties consisted of the following:

	As of	As of
	March 31,	September 30,
	2022	2021
Yefang Zhang	$319,467	—
Farmnet	18,200	—
Xinyang Wang	79	—
Total	$337,746	—

As of March 31, 2022, balances due from related parties mainly consisted of payment of expenses on behalf of related parties. As of August 19, 2022, balances due from related parties were fully repaid.

Due to related parties consisted of the following:

	As of	As of
	March 31,	September 30,
	2022	2021
Farmnet	—	$54,600
Zhejiang Tantech Bamboo Technology Co., Ltd.	—	3,032
Total	—	$57,632

As of September 30, 2021, the balance of due to related parties mainly consisted of advances from the Company’s related parties for working capital purposes during the Company’s normal course of business. These advances were non-interest bearing and due on demand and were fully repaid to related parties as of March 31, 2022.

Sales to related parties

The Company periodically sells merchandise to its related parties during the ordinary course of business. For the six months ended March 31, 2022 and 2021, the Company recorded sales to related parties of $1,050 and $1,618, respectively.

Operating lease from related parties

In July 2020, the Company entered into a lease agreement with Zhejiang Tantech Bamboo Technology Co., Ltd. for leasing the factory building. The lease term is 10 years with annual rent of RMB459,360 (equivalent of $67,526). This lease agreement was terminated on July 13, 2021.

In August 2020, the Company entered into a one-year lease agreement with Forasen Group for leasing a processing facility, with monthly rent of RMB 9,200 (equivalent of $1,313). This lease agreement was not renewed upon maturity.

In July 2021, the Company entered into a lease agreement with Zhejiang Tantech Bamboo Technology Co., Ltd. for leasing the factory building. The lease term is 10 years with annual rent of RMB459,360 (equivalent of $72,462).

For the six months ended March 31, 2022 and 2021, the Company recorded lease expense of $4,912 and $30,513, respectively, and interest expense arising from lease of $8,366 and $10,124, respectively.

Note 15 — Related party transactions (continued)

Sublease to a related party

In August 2020, the Company entered into a sublease agreement with Hangzhou Forasen Technology Co., Ltd to sublease its office space. The lease term is two years with annual rent of RMB283,258 (equivalent of $41,639). This lease was terminated on February 14, 2022.

For the six months ended March 31, 2022 and 2021, the Company recorded lease income of $21,555 and $19,810, respectively.

Guarantees provided by related parties

The Company’s related parties provide guarantees for the Company’s short-term bank loans (see Note 9). The Company’s related party also pledged their properties as collaterals to safeguard the Company’s short-term bank loans (see Note 9).